Condensed Financial Information of Deswell Industries, Inc. (Tables)	12 Months Ended
Mar. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet

Balance sheets

	March 31,
	2021	2022

Assets

Current assets:
Cash and cash equivalents	$4,574	$227
Prepaid expenses and other current assets	45	45
Amounts due from subsidiaries	11,751	12,533
Total current assets	16,370	12,805
Investments in subsidiaries	71,005	79,666
Total assets	$87,375	$92,471

Liabilities and shareholders’ equity
Current liabilities:
Accrued payroll and employee benefits	$1,573	$1,573
Other accrued liabilities	113	120
Total current liabilities	1,686	1,693
Total shareholders’ equity	85,689	90,778
Total liabilities and shareholders’ equity	$87,375	$92,471

Condensed Income Statement

Statements of comprehensive income (loss)

	Year ended March 31,
	2020	2021	2022

Equity in earnings of subsidiaries	$115	$9,442	$8,661
Operating expenses	1,435	1,211	429
(Loss) income before income taxes	(1,320)	8,231	8,232
Income taxes	-	-	-
Net (loss) income	(1,320)	8,231	8,232
Share of other comprehensive income (loss) of subsidiaries	-	-	-
Total comprehensive (loss) income	$(1,320)	$8,231	$8,232

Condensed Cash Flow Statement

Statements of cash flows

	Year ended March 31,
	2020	2021	2022
Cash flows from operating activities
Net (loss) income	$(1,320)	$8,231	$8,232
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(115)	(9,442)	(8,661)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1)	(3)	-
Amounts due from subsidiaries	4,116	7,774	(782)
Other accrued liabilities	(21)	(24)	7
Net cash provided by operating activities	2,659	6,536	(1,204)

Cash flows from financing activities
Dividends paid	(2,387)	(2,864)	(3,186)
Proceeds from exercise of stock options	64	-	43
Net cash used in financing activities	(2,323)	(2,864)	(3,143)

Net increase in cash and cash equivalents	336	3,672	(4,347)
Cash and cash equivalents, beginning of year	566	902	4,574
Cash and cash equivalents, end of year	$902	$4,574	$227